Lease Accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	$ 2,421
2023	1,387
2024	120
Total operating lease payments (undiscounted)	3,928
Less: Imputed interest	(324)
Total operating lease liabilities (discounted)	$ 3,604